Note 20 - Total assets pledged to creditors available for sale or repledge (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 48,426	€ 44,210
Financial assets at fair value through other comprehensive income	[1]	5,252	4,911
Loans	[1]	2,073	2,232
Other	[1]	481	72
Total	[1]	€ 56,233	€ 51,426

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.